Exceptional items (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Exceptional Items Included in Income Statement

For the six-month period ended 30 June Million US dollar	2025	2024

Restructuring	(47)	(59)
Business and asset disposal (incl. impairment losses)	(47)	(60)
Net impact on profit from operations	(94)	(119)

Exceptional net finance income/(expense)	368	(530)
Exceptional share of results of associates	9	104
Exceptional taxes	17	(133)
Exceptional non-controlling interest	5	3
Net impact on profit	305	(675)